Cash and cash equivalents	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
Cash and cash equivalents
Included in cash and cash equivalents as of December 31, 2015 and 2014 is $20,066 and $75,029, respectively, of short-term deposits with original maturities of less than three months.